Discontinued Operations (Details) (USD $)	12 Months Ended		27 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 03, 2012 Property in Havertown, PA [Member]	Dec. 31, 2012 Vacant [Member] Real Estate [Member] property	Dec. 31, 2011 Vacant [Member] Real Estate [Member] property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Real Estate Properties					1	2
Proceeds from sale of property held for sale	$ 553,000	$ 0	$ 0	$ 600,000
Gain (Loss) on Sale of Property	500,000
Impairment Loss on Held For Sale Properties	$ 100,000